Taxation (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Summary of Taxation Charge

	$ million
	2022	2021	2020
Current tax:
Charge in respect of current period	16,383	7,254	3,272
Adjustments in respect of prior periods	(947)	(719)	(56)
Total	15,436	6,535	3,216
Deferred tax:
Relating to the origination and reversal of temporary differences, tax losses and credits	5,196	2,971	(9,063)
Relating to changes in tax rates and legislation	785	10	(16)
Adjustments in respect of prior periods	524	(317)	430
Total	6,505	2,664	(8,649)
Total taxation charge/(credit)	21,941	9,199	(5,433)

Summary of Reconciliation of Applicable Tax Charge at Statutory Tax Rates to Taxation Charge

			$ million
	2022	2021	2020
Income/(loss) before taxation	64,815	29,829	(26,967)
Less: share of profit of joint ventures and associates	(3,972)	(4,097)	(1,783)
Income/(loss) before taxation and share of profit of joint ventures and associates	60,843	25,732	(28,750)
Applicable tax charge/(credit) at standard statutory tax rates	22,170	10,097	(8,330)
Adjustments in respect of prior periods	(424)	(1,036)	374
Tax effects of:
Incentives for investment and development	(1,388)	(467)	(557)
Expenses not deductible for tax purposes	849	893	1,239
Changes in tax rates and legislation	785	10	(16)
(Recognition)/derecognition of deferred tax assets	(457)	(113)	1,458
Income not subject to tax at standard statutory rates	234	90	6
Exchange rate differences	(102)	53	339
Disposals	39	(328)	(34)
Other reconciling items	235	—	88
Taxation charge/(credit)	21,941	9,199	(5,433)

Summary of Tax Rates

	2022	2021	2020
Weighted average of statutory tax rates	36%	39%	29%
Effective tax rate based on income before taxation	34%	31%	20%
Effective tax rate based on Income before taxation excluding share of profit of joint ventures and associates	36%	36%	19%

Summary of Deferred Tax

						$ million
Deferred tax asset	Decommissioning and other provisions	Property, plant and equipment	Tax losses and credits carried forward	Retirement benefits	Other	Total
At January 1, 2022	6,562	4,993	10,518	2,744	4,545	29,362
(Charge)/credit to income	(217)	(1,261)	(3,434)	(66)	160	(4,818)
Currency translation differences	(303)	(63)	(426)	(40)	(109)	(941)
Other comprehensive income	—	—	18	(618)	70	(530)
Other	7	621	(230)	(43)	161	516
At December 31, 2022	6,049	4,290	6,446	1,977	4,827	23,589
Deferred tax liability
At January 1, 2022		(23,144)		(2,736)	(3,603)	(29,483)
(Charge)/credit to income		(1,503)		93	(277)	(1,687)
Currency translation differences		380		287	170	837
Other comprehensive income		4		(870)	18	(848)
Other		(555)		37	(261)	(779)
At December 31, 2022		(24,818)		(3,189)	(3,953)	(31,960)
Net deferred tax liability at December 31, 2022						(8,371)
Deferred tax asset/liability as presented in the balance sheet at December 31, 2022
Deferred tax asset						7,815
Deferred tax liability						(16,186)

2021 – Deferred tax

						$ million
Deferred tax asset	Decommissioning and other provisions	Property, plant and equipment	Tax losses and credits carried forward	Retirement benefits	Other	Total
At January 1, 2021	6,567	5,232	12,496	3,774	5,084	33,153
(Charge)/credit to income	63	(163)	(1,669)	(537)	(395)	(2,701)
Currency translation differences	(64)	(75)	(252)	(72)	(46)	(509)
Other comprehensive income	(3)	—	64	(435)	(74)	(448)
Other	(1)	(1)	(121)	14	(24)	(133)
At December 31, 2021	6,562	4,993	10,518	2,744	4,545	29,362
Deferred tax liability
At January 1, 2021		(23,801)		(673)	(2,831)	(27,305)
Credit/(charge) to income		566		319	(848)	37
Currency translation differences		71		114	48	233
Other comprehensive income		(18)		(2,481)	4	(2,495)
Other		38		(15)	24	47
At December 31, 2021		(23,144)		(2,736)	(3,603)	(29,483)
Net deferred tax asset at December 31, 2021						(121)
Deferred tax asset/liability as presented in the balance sheet at December 31, 2021
Deferred tax asset						12,426
Deferred tax liability						(12,547)